Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the “compensation actually paid” to our named executive officers and certain measures of company performance.

The overall objective of our executive compensation program is to tie executive compensation to the performance of our Company, and to motivate our executives, including our named executive officers, to make a long-term commitment to our success. While our executive compensation program rewards individual and Company performance via a mix of short-term and long-term components, cash and equity elements and fixed and contingent payments in proportions that we believe provide appropriate incentives to retain and motivate our named executive officers, as a development stage Company with no revenue to date, we have not used any financial performance measure to link the “compensation actually paid” to our named executive officers to Company performance. Our EPA Program includes stock price, GAAP revenue and adjusted EBITDA as performance metrics but those are not metrics that guide current compensation decisions. The performance milestones under the performance-based RSUs awarded to our named executive officers in 2023 as part of their annual refresh equity awards and 2023 Bridge Equity Program are operational milestones related to technical development demonstrations and battery cell deliveries. Hence, we have not included an additional column for a Company-Selected Measures (as defined under §229.201(v)(2)(vi) of Regulation S-K) in this table. See “Compensation Discussion and Analysis” for information about our compensation philosophy and EPA Program.

“Compensation actually paid” does not mean that our named executive officers were actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2023 Summary Compensation Table under the methodology prescribed under the relevant rules. The material that follows is provided in compliance with these rules however additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”

The following table provides information regarding “compensation actually paid” to our principal executive officer, or PEO, and other named executives officers, or NEOs, for each year from 2020 to 2023, compared to our total shareholder return (TSR) from November 27, 2020 through the end of each such year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO($)(1)(2)	“Compensation Actually Paid” to PEO($)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers($)(4)	Average “Compensation Actually Paid” to Non-PEO Named Executive Officers($)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return($)(7)	Net Income/ (Net Loss) (in thousands)($)(8)
2023	8,965,314	12,852,108	5,237,927	5,602,177	18.78	31.22	(445,145)
2022	764,961	(89,844,716)	2,469,030	(8,372,144)	15.32	40.26	(411,907)
2021	69,102,285	(176,295,847)	6,997,126	(25,845,557)	59.97	75.02	(45,966)
2020	17,052,115	397,139,504	3,330,187	89,997,105	228.24	108.60	(1,681,777)

(1)	Our PEO was Jagdeep Singh.

(2)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.

(3)	“Compensation actually paid” does not mean that our PEO was actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2023 Summary Compensation Table under the methodology prescribed under the relevant rules as shown in the adjusted table below. Compensation actually paid for 2020, 2021 and 2022 as reflected in last year’s proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

	2020	2021	2022	2023
Summary Compensation Table Total	$17,052,115	$69,102,285	$764,961	$8,965,314
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	16,719,999	68,368,938	—	8,193,074
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	339,636,788	65,345,251	—	6,587,311
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	40,536,540	(172,145,787)	(81,158,574)	2,325,878
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	1,055,264

	2020	2021	2022	2023
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	16,634,061	(70,228,657)	(9,451,103)	2,111,416
“Compensation Actually Paid”*	$397,139,504	($176,295,847)	($89,844,716)	$12,852,108

*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay- versus-performance rules are not relevant to our analysis and no adjustments have been made. Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.

(4)	This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022	2023
Kevin Hettrich	Kevin Hettrich	Kevin Hettrich	Kevin Hettrich
Michael McCarthy	Dr. Timothy Holme	Dr. Timothy Holme	Dr. Timothy Holme
	Dr. Mohit Singh	Dr. Mohit Singh	Dr. Mohit Singh
	Celina Mikolajczak	Michael McCarthy	Dr. Siva Sivaram

(5)	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the “Total” column of our 2023 Summary Compensation Table under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year. Compensation actually paid for 2020, 2021 and 2022 as reflected in last year’s proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

	2020	2021	2022	2023
Summary Compensation Table Total	$3,330,187	$6,997,126	$2,469,030	$5,237,927
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	2,925,999	6,514,660	2,002,625	4,866,948
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	59,436,417	6,190,632	652,793	4,268,487
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	27,252,515	(20,474,867)	(7,008,319)	162,440
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	175,082	438,110
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	2,903,985	(12,043,788)	(2,658,105)	362,161
“Compensation Actually Paid” *	$89,997,105	($25,845,557)	($8,372,144)	$5,602,177

*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.

(6)	Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on November 27, 2020, the first day of trading for the Company’s stock, and reinvesting all dividends until the last day of each reported fiscal year.
(7)	The peer group used is represented by the PBW - Invesco WilderHill Clean Energy ETF, which is a published industry index we also use in the stock performance graph for the purpose of Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2023. If we had used the same peer group as we used to report pay versus performance in last year's proxy statement, the Peer Group Total Shareholder Return would be: $94.20 in 2023, $93.29 in 2022, $120.65 in 2021, and $109.16 in 2020.

(8)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

Company Selected Measure Name	have not used any financial performance measure
Named Executive Officers, Footnote
(1)	Our PEO was Jagdeep Singh.

(4)	This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022	2023
Kevin Hettrich	Kevin Hettrich	Kevin Hettrich	Kevin Hettrich
Michael McCarthy	Dr. Timothy Holme	Dr. Timothy Holme	Dr. Timothy Holme
	Dr. Mohit Singh	Dr. Mohit Singh	Dr. Mohit Singh
	Celina Mikolajczak	Michael McCarthy	Dr. Siva Sivaram

Peer Group Issuers, Footnote
(7)	The peer group used is represented by the PBW - Invesco WilderHill Clean Energy ETF, which is a published industry index we also use in the stock performance graph for the purpose of Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2023. If we had used the same peer group as we used to report pay versus performance in last year's proxy statement, the Peer Group Total Shareholder Return would be: $94.20 in 2023, $93.29 in 2022, $120.65 in 2021, and $109.16 in 2020.

Changed Peer Group, Footnote
(7)	The peer group used is represented by the PBW - Invesco WilderHill Clean Energy ETF, which is a published industry index we also use in the stock performance graph for the purpose of Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2023. If we had used the same peer group as we used to report pay versus performance in last year's proxy statement, the Peer Group Total Shareholder Return would be: $94.20 in 2023, $93.29 in 2022, $120.65 in 2021, and $109.16 in 2020.

PEO Total Compensation Amount	$ 8,965,314	$ 764,961	$ 69,102,285	$ 17,052,115
PEO Actually Paid Compensation Amount	$ 12,852,108	(89,844,716)	(176,295,847)	397,139,504
Adjustment To PEO Compensation, Footnote
(3)	“Compensation actually paid” does not mean that our PEO was actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2023 Summary Compensation Table under the methodology prescribed under the relevant rules as shown in the adjusted table below. Compensation actually paid for 2020, 2021 and 2022 as reflected in last year’s proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

	2020	2021	2022	2023
Summary Compensation Table Total	$17,052,115	$69,102,285	$764,961	$8,965,314
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	16,719,999	68,368,938	—	8,193,074
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	339,636,788	65,345,251	—	6,587,311
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	40,536,540	(172,145,787)	(81,158,574)	2,325,878
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	1,055,264

	2020	2021	2022	2023
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	16,634,061	(70,228,657)	(9,451,103)	2,111,416
“Compensation Actually Paid”*	$397,139,504	($176,295,847)	($89,844,716)	$12,852,108

*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay- versus-performance rules are not relevant to our analysis and no adjustments have been made. Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.

Non-PEO NEO Average Total Compensation Amount	$ 5,237,927	2,469,030	6,997,126	3,330,187
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,602,177	(8,372,144)	(25,845,557)	89,997,105
Adjustment to Non-PEO NEO Compensation Footnote
(5)	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the “Total” column of our 2023 Summary Compensation Table under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year. Compensation actually paid for 2020, 2021 and 2022 as reflected in last year’s proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

	2020	2021	2022	2023
Summary Compensation Table Total	$3,330,187	$6,997,126	$2,469,030	$5,237,927
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	2,925,999	6,514,660	2,002,625	4,866,948
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	59,436,417	6,190,632	652,793	4,268,487
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	27,252,515	(20,474,867)	(7,008,319)	162,440
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	175,082	438,110
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	2,903,985	(12,043,788)	(2,658,105)	362,161
“Compensation Actually Paid” *	$89,997,105	($25,845,557)	($8,372,144)	$5,602,177

*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.

Compensation Actually Paid vs. Total Shareholder Return

Relationships Between “Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus TSR

Compensation Actually Paid vs. Net Income

Relationships Between “Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus Net Loss

Total Shareholder Return Vs Peer Group

Relationships Between “Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus TSR

Total Shareholder Return Amount	$ 18.78	15.32	59.97	228.24
Peer Group Total Shareholder Return Amount	31.22	40.26	75.02	108.6
Net Income (Loss)	$ (445,145,000)	$ (411,907,000)	$ (45,966,000)	$ (1,681,777,000)
PEO Name	Jagdeep Singh	Jagdeep Singh	Jagdeep Singh	Jagdeep Singh
Peer Group Prior Period Total Shareholder Return Amount	$ 94.2	$ 93.29	$ 120.65	$ 109.16
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,193,074)	0	(68,368,938)	(16,719,999)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,587,311	0	65,345,251	339,636,788
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,325,878	(81,158,574)	(172,145,787)	40,536,540
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,055,264	0	0	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,111,416	(9,451,103)	(70,228,657)	16,634,061
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,866,948)	(2,002,625)	(6,514,660)	(2,925,999)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,268,487	652,793	6,190,632	59,436,417
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,440	(7,008,319)	(20,474,867)	27,252,515
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	438,110	175,082	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 362,161	$ (2,658,105)	$ (12,043,788)	$ 2,903,985